Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Operating Expenses

in CHF thousands	For the years ended December 31,
	Research and development expenses			General and administrative expenses			Total operating expenses
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Personnel expense	11,114	6,509	4,608	11,476	7,029	4,449	22,590	13,537	9,056
Payroll	6,085	4,796	4,313	6,723	5,134	3,939	12,808	9,930	8,252
Share-based compensation expense	5,029	1,713	295	4,753	1,895	510	9,782	3,607	804
Operating expenses	40,969	22,738	17,616	10,331	10,458	6,615	51,300	68,059	24,231
External service providers	40,127	22,256	17,205	7,445	7,695	2,294	47,572	29,951	19,499
Other operating expenses	573	258	184	2,749	2,700	4,249	3,322	2,958	4,433
Depreciation of property and equipment	99	106	111	34	19	20	133	125	132
Depreciation of right-of-use assets	170	118	116	103	44	52	273	162	167
Merger and listing expense(1)	-	-	-	-	-	-	-	34,863	-
Total	52,083	29,247	22,224	21,807	17,487	11,064	73,890	81,597	33,288

(1) Merger and listing expense is presented separately from research and development or general and administrative expenses on the consolidated statements of loss. The item relates to the BCA and is non-recurring in nature, representing a share-based payment made in exchange for a listing service.

Research and development expenses were CHF 52.1 million for the year ended December 31, 2024 compared to CHF 29.2 million for the year ended December 31, 2023. The net increase of CHF 22.8 million, or 78.1%, was primarily due to an increase in external CRO expenses as a result of the completion and subsequent startup activities of multiple OCS-01 clinical trials and the execution of the Licaminlimab (OCS-02) DED Phase 2b clinical trial, as well as an increase in research and development personnel costs. The increase in development expenses reflects the trials ongoing during 2024, including the OCS-01 DIAMOND Phase 3 clinical trials, OCS-01 LEOPARD investigator-initiated trial ("IIT"), Licaminlimab (OCS-02) drug development and Privosegtor (OCS-05) ACUITY proof-of-concept ("PoC") clinical trial for acute optic neuritis.

Schedule of Finance Result

in CHF thousands	For the years ended December 31,
	2024	2023	2022
Finance income	2,168	1,429	126
Finance expense	(639)	(1,315)	(6,442)
Fair value adjustment on warrant liabilities	(15,531)	(3,431)	-
Foreign currency exchange gain (loss)	1,269	(4,664)	49
Finance result	(12,733)	(7,981)	(6,267)

Schedule of Total Tax (Expense)

	For the years ended December 31,
in CHF thousands	2024	2023	2022
Current income tax expense	(130)	(127)	(90)
Deferred tax income (expense)	290	20	35
Total tax benefit (expense)	160	(107)	(55)

Schedule of Reconciliation of Profit (Loss) Multiplied by Weighted Average Applicable Tax Rate

	For the years ended December 31,
in CHF thousands	2024	2023	2022
Groups average expected tax rate	13.7%	12.7%	13.9%
Accounting loss before income tax	(85,937)	(88,695)	(38,643)
Taxes at weighted average income tax	11,792	11,294	5,380
Effect of unrecorded tax losses	(8,764)	(10,520)	(4,468)
Effect of non-deductible expenses	(3,098)	(6,041)	(968)
Effect of non-taxable income	280	5,103	-
Effect of other items	(50)	57	-
Total tax benefit (expense)	160	(107)	(55)

Schedule of Group Reportable Losses Maturity	Below is the maturity of the Group reportable losses:

	As of December 31,
in CHF thousands	2024	2023	2022
2025	16,733	16,733	16,733
2026	13,113	13,113	13,113
2027	12,437	12,437	12,437
2028	14,865	14,865	14,865
2029	31,786	31,786	31,790
2030	81,509	81,509	-
2031	63,397	-	-
Total	233,840	170,443	88,938

Schedule of Deductible Temporary Differences for which No Deferred Tax Asset is Recognised

The Group did not recognize the following temporary differences:

	As of December 31,
in CHF thousands	2024	2023	2022
Pension	1,870	728	728
Tax losses in Switzerland	233,840	170,443	88,938
Leases	(123)	(150)	(150)
Intangible asset	(4,025)	(4,025)	(4,025)
Total	231,562	166,996	85,491